Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 1,539,120,000	$ 6,582,670,000	$ 234,650,000	$ 187,820,000	$ 50,500,000	$ 8,594,760,000